LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 7, 2013

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION,

EACH DATED MARCH 1, 2013, OF

CLEARBRIDGE INTERNATIONAL ALL CAP OPPORTUNITY FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated March 1, 2013, as supplemented on March 1, 2013, October 1, 2013 and November 7, 2013, and as may be amended or further supplemented, the fund’s statement of additional information, dated March 1, 2013, as supplemented on March 1, 2013, May 23, 2013 and November 7, 2013, and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated October 31, 2012, are incorporated by reference into this Summary Prospectus.

The following information supplements the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

Effective January 2, 2014, the name of the fund is changed to ClearBridge International Value Fund.

Please retain this supplement for future reference.

CBAX015965